Harbor International & Global Funds

Supplement to Prospectus dated March 1, 2021
HARBOR DIVERSIFIED INTERNATIONAL ALL CAP FUND
HARBOR INTERNATIONAL FUND
October 22, 2021
Effective October 15, 2021, Michael Nickson no longer serves as a portfolio manager to Harbor Diversified International All Cap Fund and Harbor International Fund. All references to Mr. Nickson in the Prospectus and Statement of Additional Information are hereby removed.
Investors Should Retain This Supplement For Future Reference
S1021.P.IG.SAI